Long-Term Debt (Debt Borrowings and Repayments) (Details)	12 Months Ended																1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Notes 7.00% due 2055 [Member] USD ($)	Dec. 31, 2012 10.875% Senior Subordinated Notes Due 2016 [Member] USD ($)	Dec. 31, 2012 8.875% Senior Notes Due 2015 [Member] USD ($)	Dec. 31, 2012 Other Long-Term Debt [Member] USD ($)	Dec. 31, 2012 Notes 9.80% Due 2012 [Member] USD ($)	Dec. 31, 2012 Senior Subordinated Debentures 10.625% Due 2012 [Member] USD ($)	Dec. 31, 2012 Senior 6.625% Notes Due 2056 [Member] USD ($)	Dec. 31, 2012 Senior 3.125% Notes Due 2022 [Member] USD ($)	Dec. 31, 2012 Senior 4.650% Notes Due 2042 [Member] USD ($)	Dec. 31, 2012 Senior 2.875% Notes Due 2023 [Member] USD ($)	Dec. 31, 2012 Senior 4.450% Notes Due 2043 [Member] USD ($)	Dec. 31, 2012 Notes 5.50% Due 2029 [Member] GBP (£)	Dec. 31, 2011 Notes 5.50% Due 2029 [Member] GBP (£)	Jan. 31, 2013 Senior 2.850% Notes Due 2023 [Member] USD ($)	Jan. 31, 2013 Senior 4.250% Notes Due 2033 [Member] USD ($)	Jan. 31, 2013 Senior 4.500% Notes Due 2043 [Member] USD ($)	Dec. 31, 2012 Senior 5% Notes Due 2061 [Member] USD ($)	Dec. 31, 2012 Current Year Borrowings [Member] USD ($)
Long-term Debt, Fair Value	$ 47,700,000,000	$ 45,100,000,000
Debt Repayments and Repurchases	2,881,000,000	3,216,000,000	1,153,000,000	1,125,000,000	146,000,000	260,000,000	20,000,000	553,000,000	202,000,000	575,000,000
Interest rate				7.00%	10.875%	8.875%		9.80%	10.625%	6.25%	3.125%	4.65%	2.875%	4.45%	5.50%	5.50%	2.85%	4.25%	4.50%	5.00%
Principal amount							$ 6,000,000				$ 1,000,000,000	$ 1,250,000,000	$ 1,000,000,000	$ 1,000,000,000	£ 625,000,000	£ 625,000,000	$ 750,000,000	$ 1,700,000,000	$ 500,000,000	$ 288,000,000	$ 4,544,000,000
Debt Instrument, Maturity Date, Description				2055	2016	2015		2012	2012	2056	2022	2042	2023	2043	2029	2029	2023	2033	2043	2061